Fair value measurement - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair value measurement
Transfer of assets between level 1 to level2	$ 0	$ 0
Transfers of assets between Level 2 to Level 1	0	0
Transfer of liabilities between level 1 to level2	0	0
Transfers of liabilities between Level 2 to Level 1	$ 0	$ 0